Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Provision for prepayments and other current assets	¥ 0	¥ 1,310